Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 10 - Subsequent Events

●	On August 1, 2025, a new convertible promissory note was issued to a related party, with a principal amount of $15,721.27

●	On August 6, 2025, a new convertible promissory note was issued to a non-related party, with a principal amount of $50,000

●	On August 6, 2025, a new convertible promissory note was issued to a non-related party, with a principal amount of $50,000

●	Between August 1, 2025, and August 6, 2025, the Company entered into extension agreements with certain noteholders of its promissory and convertible notes. Under the terms of these agreements, the maturity dates of the notes were extended to October 31, 2025. In consideration for the extensions, the noteholders received a 10% increase in the principal amount of their notes and additional shares of common stock. The total additional shares issued in connection with these extensions amounted to 171,715 shares, and the aggregate principal increase was $646,498

●	Most Favored Nation Adjustment: Three convertible promissory notes with original maturity dates of August 1, 2025, August 6, 2025 and August 6, 2025, and outstanding principal of $15,721.27, $50,000 and $50,000, respectively, received terms consistent with the extension agreements, including a 10% increase in principal and 378, 1,200 and 1,200 additional shares of common stock, respectively, pursuant to a Most Favored Nation clause. The maturity date of the notes remains October 31, 2025.

Note 11 - Subsequent Events

On January 1, 2025, 2,000 warrants issued in 2020 for services, with an exercise price of $7.50 per share, expired in accordance with their original terms. As of December 31, 2024, these warrants were outstanding and had no intrinsic value, as the exercise price exceeded the market price of the company’s common stock. The expiration of these warrants does not impact the financial position or results of operations as presented in the accompanying financial statements, as no adjustments were required.

On January 16, 2025, the Company filed a Certificate of Amendment with the Secretary of State of Delaware to effect a reverse stock split of the issued and outstanding shares of its common stock at a ratio of one share for every 5 shares outstanding prior to the effective date of the reverse stock split. The reverse stock split became effective on January 24, 2025. The total number of authorized shares of common stock was reduced from 4,500,000,000 shares to 100,000,000 shares. The par value of the class Common Stock will remain the same at $0.001 per share. The 10,000,000 authorized shares of the Corporation’s preferred stock, par value $0.001 per share will not change.

On January 15, 2025, the Company issued a convertible promissory note for the principal amount of $25,000.

On February 10, 2025, the Company issued a convertible promissory note to a related party for the principal amount of $10,000.

On February 11, 2025, the Company issued a convertible promissory note to a related party for the principal amount of $10,000.

On February 27, 2025, the Company issued a convertible promissory note to a related party for the principal amount of $10,000.

On March 7, 2025, the Company issued a convertible promissory note to a related party for the principal amount of $50,000.